Group entities - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
I.Aerovías de México, S. A. de C. V. and subsidiaries ("Aeroméxico")
Disclosure of subsidiaries [line items]
Subsidiary	I.Aerovías de México, S. A. de C. V. and subsidiaries (“Aeroméxico”)
Principal activity	Air transportation services for passengers, goods and cargo
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
a Aerolitoral, S. A. de C. V. ("Aerolitoral")
Disclosure of subsidiaries [line items]
Subsidiary	a Aerolitoral, S. A. de C. V. (“Aerolitoral”)
Principal activity	Air transportation services for passengers, goods and cargo
Country of incorporation	Mexico
Ownership interest	99.99%	99.99%	99.99%
b Inmobiliaria Avenida Fuerza Aérea Mexicana 416, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	b Inmobiliaria Avenida Fuerza Aérea Mexicana 416, S. A. de C. V.
Principal activity	Real Estate
Country of incorporation	Mexico
Ownership interest	99.99%	99.99%	99.99%
c Inmobiliaria Boulevard Aeropuerto 161, S. A. de C. V
Disclosure of subsidiaries [line items]
Subsidiary	c Inmobiliaria Boulevard Aeropuerto 161, S. A. de C. V
Principal activity	Real Estate
Country of incorporation	Mexico
Ownership interest	99.99%	99.99%	99.99%
d Operadora de Franquicias y Productos Aéreos, S. A. de C. V. ("Operadora")
Disclosure of subsidiaries [line items]
Subsidiary	d Operadora de Franquicias y Productos Aéreos, S. A. de C. V. (“Operadora”)
Principal activity	Trading of franchise system
Country of incorporation	Mexico
Ownership interest	99.99%	99.99%	99.99%
e Sistemas Integrados de Soporte Terrestre en México, S. A. de C. V., holding company of AM Formación Interna, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	e Sistemas Integrados de Soporte Terrestre en México, S. A. de C. V., holding company of AM Formación Interna, S. A. de C. V.
Principal activity	Services
Country of incorporation	Mexico
Ownership interest	99.99%	99.99%	99.99%
f Aerosys, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	f Aerosys, S. A. de C. V.
Principal activity	Management of investment in shares
Country of incorporation	Mexico
Ownership interest	50.01%	50.01%	50.01%
g Fundación Aeroméxico, A. C
Disclosure of subsidiaries [line items]
Subsidiary	g Fundación Aeroméxico, A. C
Principal activity	Obtainig support and assisting in several charitable causes
Country of incorporation	Mexico
Ownership interest	99.99%	99.99%	99.99%
h Centro de Capacitación Alas de América, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	h Centro de Capacitación Alas de América, S. A. de C. V.
Principal activity	Aircraft crew training
Country of incorporation	Mexico
Ownership interest	99.99%	99.99%	99.99%
i Administradora Especializada en Negocios, S. A. de C. V. ("Adensa")
Disclosure of subsidiaries [line items]
Subsidiary	i Administradora Especializada en Negocios, S. A. de C. V. (“Adensa”)
Principal activity	Ground handling services
Country of incorporation	Mexico
Ownership interest	99.99%	99.99%	99.99%
j Estrategias Especializadas en Negocios, S. A. de C. V. ("Esensa")
Disclosure of subsidiaries [line items]
Subsidiary	j Estrategias Especializadas en Negocios, S. A. de C. V. (“Esensa”)
Principal activity	Ground handling services
Country of incorporation	Mexico
Ownership interest	50.00%	50.00%	50.00%
k Aerovías Empresa de Cargo, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	k Aerovías Empresa de Cargo, S. A. de C. V.
Principal activity	Air cargo services
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
l Fideicomiso Aeromexico Servicios
Disclosure of subsidiaries [line items]
Subsidiary	l Fideicomiso Aeromexico Servicios
Principal activity	Equipment lease
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
m Fideicomiso F/1748
Disclosure of subsidiaries [line items]
Subsidiary	m Fideicomiso F/1748
Principal activity	Administration
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
n Empresa de Mantenimiento Aéreo S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	n Empresa de Mantenimiento Aéreo S. A. de C. V.
Principal activity	Aircraft maintenance services
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
o Fideicomiso CIB/4021
Disclosure of subsidiaries [line items]
Subsidiary	o Fideicomiso CIB/4021
Principal activity	Administration
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
II. Integración y Supervisión de Recursos Corporativos, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	II. Integración y Supervisión de Recursos Corporativos, S. A. de C. V.
Principal activity	Services
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
III. Servicios Corporativos Aeroméxico, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	III. Servicios Corporativos Aeroméxico, S. A. de C. V.
Principal activity	Services
Country of incorporation	Mexico
Ownership interest	99.99%	99.99%	99.99%
IV. Corporación Nadmin, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	IV. Corporación Nadmin, S. A. de C. V.
Principal activity	Management of investment on shares
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
V. Aeroméxico Cargo, S. A. P. I. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	V. Aeroméxico Cargo, S. A. P. I. de C. V.
Principal activity	Air cargo services
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
VI. Premium Alliance Services, LLP
Disclosure of subsidiaries [line items]
Subsidiary	VI. Premium Alliance Services, LLP
Principal activity	Services
Country of incorporation	United Kingdom
Ownership interest	100.00%	100.00%	100.00%
VII. T2 Servicios Aeroportuarios, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	VII. T2 Servicios Aeroportuarios, S. A. de C. V.
Principal activity	Airport services
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%
VIII. PLM Premier, S. A. P. I. de C. V. ("PLM"), holding company of Loyalty Servicios Profesionales Mundiales, S. A. de C. V.
Disclosure of subsidiaries [line items]
Subsidiary	VIII. PLM Premier, S. A. P. I. de C. V. (“PLM”), holding company of Loyalty Servicios Profesionales Mundiales, S. A. de C. V.
Principal activity	Design and development of loyalty programs
Country of incorporation	Mexico
Ownership interest	100.00%	100.00%	100.00%